OMB Number: 3235-0578

Expires: March 31, 2019

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21195

A&Q Long/Short Strategies Fund LLC

(Exact name of registrant as specified in charter)

600 Washington Boulevard

Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

Michael Kim

UBS Hedge Fund Solutions LLC

600 Washington Boulevard

Stamford, CT 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-719-1428

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

A&Q Long/Short Strategies Fund LLC

Schedule of Portfolio Investments

(Unaudited)

September 30, 2016

Investment Fund	Geographic Focus	Cost	Fair Value	% of Members’ Capital	Initial Acquisition Date	Redemption Frequency (a)	Redemption Notice Period (b)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Equity Hedged

1060 Capital Opportunity Fund, L.P.	US/Canada	$5,000,000	$4,926,249	2.93%	8/1/2016	Monthly	30 days	7/31/2017	(c)	$2,914,790
Altai Capital Partners, LLC	US/Canada	8,419	2,821	0.00	7/1/2015	N/A	N/A	N/A	(d)	N/A
Atlas Institutional Fund, L.L.C.	US/Canada	9,973,268	13,668,790	8.12	5/1/2011	Quarterly	65 days	9/30/2016		$13,668,790
BosValen US Feeder Fund	Developed Asia excluding Japan	8,000,000	7,438,838	4.42	6/1/2015	Quarterly	60 days	9/30/2016		$7,438,838
Jericho Capital Partners, L.P.	US/Canada	8,142,524	13,724,156	8.16	6/1/2011	Quarterly	60 days	9/30/2016		$13,724,156
Pacific Grove Partners, L.P.	US/Canada	5,242,700	4,468,787	2.66	4/1/2015	Quarterly	65 days	12/31/2016	(e),(f)	$2,125,456
Pelham Long/Short Fund, L.P.	Europe including UK	5,401,369	9,965,398	5.92	5/1/2010	Monthly	90 days	9/30/2016		$9,965,398
Pleiad Asia Onshore Feeder Fund	Developed Asia including Japan	10,000,000	9,655,689	5.74	8/1/2015	Quarterly	60 days	9/30/2016	(e)	$2,413,922
Precocity Fund, L.P.	US/Canada	6,000,000	6,254,622	3.72	4/1/2016	Quarterly	65 days	3/31/2017	(c),(e)	$1,318,726
Sachem Head, L.P.	US/Canada	8,625,563	9,313,102	5.54	12/1/2014	Quarterly	65 days	9/30/2016	(e)	$2,328,276
Shellback Fund, L.P.	US/Canada	13,236,989	14,855,714	8.83	1/1/2014	Quarterly	45 days	9/30/2016		$14,855,714
Soroban Fund, L.L.C.	US/Canada	10,688,140	21,929,363	13.04	4/1/2011	Quarterly	60 days	9/30/2016	(e)	$5,482,341
TPG Public Equity Partners-A, L.P.	Global	15,000,000	16,004,461	9.51	9/1/2015	Quarterly	60 days	9/30/2016	(e)	$4,001,115
TT Long/Short Focus Fund U.S. Feeder Segregated Portfolio	Europe including UK	9,000,000	9,122,171	5.42	11/1/2015	Monthly	60 days	10/31/2016	(c)	$9,122,171
Turiya Fund, L.P.	Developed Asia including Japan	7,969,159	12,181,766	7.24	8/1/2011	Quarterly	45 days	9/30/2016	(g)	$4,060,589

Equity Hedged Subtotal		122,288,131	153,511,927	91.25

Relative Value

Sensato Asia Pacific Fund, L.P.	Developed Asia including Japan	7,380,000	10,204,585	6.07	1/1/2012	Monthly	60 days	9/30/2016	(e)	$2,551,146

Relative Value Subtotal		7,380,000	10,204,585	6.07

Total		$129,668,131	$163,716,512	97.32%

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)	Unless otherwise noted, the redemption notice periods are shown in calendar days.
(c)	This holding is under lock-up and is not redeemable without paying a fee.
(d)	All of the Fund’s interests in the Investment Fund are held in side pockets or are in liquidation and have restricted liquidity.
(e)	The Investment Fund is subject to an investor level gate of 25%.
(f)	The Fund has submitted a full redemption notice from the Investment Fund, and as such, is receiving its proceeds from the Investment Fund.
(g)	The Investment Fund is subject to an investor level gate of 33.33%.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

A&Q Long/Short Strategies Fund LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2016

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Directors.

In May 2015, the Financial Accounting Standards Board (“FASB”) issued an update on Accounting Standards Codification 820, Fair Value Measurements and Disclosures (“ASC 820”), ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). Per ASU 2015-07, an investment within the scope of ASC 820, for which fair value is measured using net asset value as a practical expedient, should not be categorized within the fair value hierarchy. The update is required for fiscal periods beginning after December 15, 2015, however, earlier adoption is permitted. The Adviser has elected to early adopt ASU 2015-07. Additional disclosures required by ASU 2015-07, including liquidity terms and conditions of the underlying investments, are included in the Schedule of Portfolio Investments. The total fair value of the investments in Investment Funds valued using net asset value as a practical expedient is $163,716,512.

The Investment Funds in the equity hedged strategy (total fair value of $153,511,927) generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. As of September 30, 2016, the Investment Funds in the equity hedged strategy had $93,856,210, representing 61% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Investments representing approximately 13% of the value of the investments in this category cannot be redeemed because the investments include restrictions that do not allow for redemption in the first 12 months after acquisition without paying a fee. The remaining restriction period for these investments range from 1-11 months at September 30, 2016. An investment representing less than 1% of the value of investments in this category is held in a side pocket or is in liquidation; therefore, redemption notice periods are no longer effective for this investment and the liquidation of assets is uncertain.

The Investment Fund in the relative value strategy (total fair value of $10,204,585), a broad category, generally encompasses strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Fund in this strategy typically uses arbitrage to exploit mispricing and other opportunities in various asset classes, geographies, and time horizons. The Investment Fund frequently focuses on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies, to name a few examples. As of September 30, 2016, the Investment Fund in the relative value strategy had $10,204,585 subject to an investor level gate.

A&Q Long/Short Strategies Fund LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2016

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of September 30, 2016.

Please refer to the June 30, 2016 financial statements for full disclosure on the Fund’s portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	A&Q Long/Short Strategies Fund LLC

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	11-23-2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	11-23-2016

By (Signature and Title)*	/s/ Dylan Germishuys
Dylan Germishuys, Principal Accounting Officer

Date	11-23-2016

* Print the name and title of each signing officer under his or her signature.